SEGMENT AND GEOGRAPHIC INFORMATION (Details) - Concentration of Credit Risk [Member] - Accounts receivable [Member] - Customer One [Member]	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2015
Concentration Risk [Line Items]
Concentration risk (as a percent)	13.00%
Number of customers	1	1